Note 8 - Financial Instruments - Investments (Details) - Equity investments [member] - CAD ($) $ in Thousands	Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Total investments	$ 36,981
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	36,981	$ 36,300
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Ecobee [member]
Statement Line Items [Line Items]
Total investments	32,889
Ecobee [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Ecobee [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	32,889
Ecobee [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Energy Earth [member]
Statement Line Items [Line Items]
Total investments	4,092
Energy Earth [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments
Energy Earth [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments	4,092
Energy Earth [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total investments